Stock Options - Schedule of Stock Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Fair Value Disclosures [Abstract]
Number of Options	4,000,000		4,000,000
Weighted Average Exercise Price	$ 0.70		$ 0.70
Weighted Average Remaining Contractual Life	1 year 7 months	1 year 10 months
Aggregate Intrinsic Value